Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Prepaid expenses
12. Prepaid expenses

	2024	2023
Prepaid taxes	$19,293	$20,521
Prepaid commissions	3,186	3,489
Prepaid insurance	462	416
Prepaid to supplier	28,222	29,842
	$51,163	$54,268
Current	42,926	44,635
Non-current	8,237	9,633
	$51,163	$54,268

The current portion of prepaid taxes amounts to $11.1 million and mainly includes tax advance of VAT, and withholdings taxes (2023: $10.9 million). The non-current portion of prepaid expenses mainly include tax credits for $8.2 million (2023: $9.6 million).
Prepaid to supplier mainly includes operating expenses related to aircraft rent, fuel and maintenance services.